NON-CONTROLLING INTERESTS	12 Months Ended
Dec. 31, 2025
NON-CONTROLLING INTERESTS
NON-CONTROLLING INTERESTS
11.	NON-CONTROLLING INTERESTS

In November 2020, the Company’s subsidiary, 1 Pharmacy Technology issued 32,500,000 ordinary shares to 13 LLPs founded by the employees of 1 Pharmacy Technology with the total consideration of RMB 32,500. With full shareholders’ rights of these ordinary shares issued to the LLPs, these shares are accounted as non-controlling interest of 1 Pharmacy Technology. The shares issued to the employees in each LLP are not outstanding shares but are restricted with 50% of the shares vesting within two years from the issuance date and the remaining 50% vesting evenly on an annual basis over the 2 years thereafter, which are also subject to adjustment based on performance condition. Such arrangement was entered into to provide a share incentive plan to the employees of 1 Pharmacy Technology (“Employee ownership plan of 1 Pharmacy Technology”). Share-based compensation was recognized over the vesting period based on the excess of the fair value of these shares over the issuance price (see Note 14). In 2024 and 2025, the Company’s subsidiary, Shanghai Yiyao Supply Chain Management Co., Ltd., repurchased 13,521,445 and 1,863,987 ordinary shares, respectively of 1 Pharmacy Technology for cash consideration of RMB13,521 and RMB1,864, respectively, at cost from departed employees and in connection with unvested options. Repurchased shares were reserved from reissuance to employees based on performance conditions.

Non-controlling interest (“NCI”) was recognized at RMB2,935 and RMB3,339 based on the proportional net assets of 1 Pharmacy Technology as of December 31, 2024 and 2025, respectively. The difference of RMB16,456 and RMB18,724 were recognized as a deduction to additional paid-in capital as of December 31, 2024 and 2025, respectively. For the years ended December 31, 2023, 2024 and 2025, RMB16,829, RMB8,398 and RMB4,094 was recorded as net loss attributable to the NCI shareholders.